Convertible Debentures (Tables)	12 Months Ended
Oct. 31, 2021
Convertible Debentures
Schedule of Convertible Debentures

Movements in Convertible Debentures	$
Balance - October 31, 2019	1,995,609
Conversion to common shares	(37,733)
Interest accretion	246,015
Deemed extinguishment	(2,147,550)
Effects of foreign exchange	(56,341)
Balance after deemed extinguishment	-
Deemed re-issuance	2,464,241
Fair value of derivative liability	(787,264)
Conversion to common shares	(75,130)
Interest accretion	146,964
Payments	(44,138)
Effects of foreign exchange	35,005
Balance - October 31, 2020	1,739,678
Interest accretion	510,678
Conversion to common shares (Note 15.1)	(1,042,951)
Payments	(1,312,722)
Effects of foreign exchange	105,317
Balance – October 31, 2021	-

Schedule of derivative liability assumption

○	Expected dividend yield	Nil

○	Risk-free interest rate	0.24%

○	Expected life	1.0 years

○	Expected volatility	90%

Schedule of allocated the proceeds from the issuance of the convertible debentures

	CAD$	USD$
Convertible debentures, principal	2,280,671	1,676,977
Conversion option	1,070,670	787,264
	3,351,341	2,464,241

Schedule of debt restructuring

Composition of loss from debt restructuring	$
Difference: carrying value of deemed prior debt and deemed reissued debt	337,997
Replacement warrants - quantity - 6,818,182 (Note 20.4)	346,792
Consideration warrants - quantity - 1,590,909 (Note 20.4)	80,918
Total loss from deemed restructuring	765,707